Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

April 18, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Met Investors Series Trust
Post-Effective Amendment No. 46
to the Registration Statement
SEC File Nos. 333-48456, 811-10183

Ladies and Gentlemen:

On behalf of Met Investors Series Trust (the “Registrant”), this letter is being sent in connection with the filing of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) filed pursuant to Rule 485(a) under the Securities Act of 1933. This letter supplements our April 3, 2012 letter to you responding to certain oral comments received from Min Oh of the staff of the Securities and Exchange Commission on March 16, 2012 with respect to Post-Effective Amendments No. 44 and 45 to the Registrant’s Registration Statement filed on February 2 and February 27, 2012, respectively. The following responses supersede the responses to the corresponding comments included in the aforementioned April 3, 2012 letter.

1.	Comment:	Please confirm that the Subsidiary complies with all the requirements in Section 15 related to the advisory contract.

	Response:	Because a Subsidiary is not required to be registered as an investment company, it is not required to comply with the relevant provisions of the Investment Company Act of 1940. Nonetheless, the investment advisory agreement will generally comply with Section 15(a): (i) the agreement will be initially approved by the Board of Directors of the Subsidiary, (ii) the agreement will be initially approved by the Portfolio as the sole shareholder of the Subsidiary, and (iii) the Board of Directors of the Subsidiary will approve annual continuations of the agreement. Please note that the Board of Trustees of the Registrant can at any time require the withdrawal of the assets of the Portfolio from the Cayman Subsidiary. The Board of Trustees of the Registrant may also vote to terminate the agreement, and the agreement will terminate upon its assignment (as such term is defined in Section 2(a)(4) of the 1940 Act). In addition, through its oversight of each subadviser and the subadvisory agreement with each Portfolio, the Board of Trustees of the Registrant will also indirectly oversee each subadviser in its role as adviser to a Subsidiary.

EDGAR Operations Branch

April 18, 2012

2.	Comment:	Disclose whether the Portfolio’s investments in shares of the subsidiary are illiquid investments or not.

	Response:	Each Portfolio is the sole shareholder of its Subsidiary. The Portfolio believes the Subsidiary’s investments are sufficiently liquid to meet redemption requests, so that it is able to redeem its interests in the Subsidiary daily at the net asset value of those interests. Based on this ability, each Portfolio considers its investment in the Subsidiary to be a liquid investment.

3.	Comment:	In the SAI, describe the Subsidiary’s investment policies under Section 8 of the 1940 Act.

	Response:	The prospectuses set forth the types of investments that will be made by each Portfolio, as well as those made by each Subsidiary, and explain that each Subsidiary will be subject to the same fundamental investment restrictions as the Portfolio, to the extent applicable to the investment activities of the Subsidiary. Similar disclosure has been added to the SAI. A Portfolio is not required under Section 8 to describe the Subsidiary’s investment policies in the Registrant’s Registration Statement separately.

4.	Comment:	In Part C, please provide the following undertakings:

  1.    Each Portfolio undertakes that the subsidiary’s advisory agreement with the subadviser will provide that 1) the subsidiary’s advisory agreement will be terminated upon its assignment (as such term is defined in Section 2(a)(4) of the 1940 Act), and 2) each Portfolio’s Board of Trustees will have the ability to vote to terminate the subsidiary’s advisory agreement.

  2.    Each Portfolio undertakes that it will not directly or indirectly offer or distribute the subsidiary’s shares to any person or entity unless such offering is registered as required under the Securities Act of 1933 or subject to an exemption therefrom.

  3.    Each Portfolio and its subsidiary undertake that the subsidiary’s books and records will be subject to inspection by the Commission to the same extent as the Portfolio’s books and records are subject to inspection by the Commission.

  4.    Each subsidiary’s Directors undertake to receive service of process in the United States of America, with the Portfolio’s agent for service of process being designated to serve in the same capacity with the subsidiary’s Directors.

EDGAR Operations Branch

April 18, 2012

	Response:	The Registrant has included the requested undertakings in Part C as requested.

5.	Comment:	Please confirm that in addition to Registrant, the Subsidiary’s Board of Directors will also execute the registration statement.

	Response:	The Registrant confirms that each subsidiary’s Directors have executed the registration statement.

6.	Comment:	In the narrative before the Fees and Expenses Table, delete the second sentence. If relevant, a footnote can be added to the Other Expenses line item stating that such expenses are estimated for the period ended December 31, 2012. See Instruction 6(a) to Item 3.

	Response:	The Registrant notes that Instruction 1(b) to Item 3 states that a fund “may modify the narrative explanations if the explanation contains comparable information to that shown.” The Registrant has provided the information required by the Form and it is not presented in a way that is likely to be confusing to investors, so the Registrant respectfully declines to delete the sentence. However, a footnote has been added to the Other Expenses line item stating that “Other Expenses are based on estimated amounts for the current fiscal year.” Registrant will consider incorporating the recommended change as part of the annual update of its Registration Statement next year.

7.	Comment:	The principal strategies provided in response to Item 4(a) should align with the principal risks provided in response to Item 4(b), so please include descriptions of investment in investment companies and portfolio turnover in the principal investment strategies section in the Invesco prospectus.

	Response:	The principal investment strategies description has been revised to include a description of investment in investment companies. Portfolio turnover is incidental to the Portfolio’s principal investment strategies, so portfolio turnover disclosure is included in the Additional Information about the Portfolio’s Investment Strategies section.

8.	Comment:	Please revise the Primary Risk captions to conform to Items 4 and 9 (i.e., either principal risks or non-principal risks). Summary of principal risks should be based on responses to Item 9(c).

	Response:	The information required to be provided by the Form N-1A has been provided in a clear, concise and accurate manner, and is not presented in a manner that is likely to confuse any investors. Furthermore, a change in the disclosure of the Portfolios in this Registration Statement would require a change in the disclosure for over 80 other series that make up the portfolio complex to maintain consistency in the disclosures across the complex. This could create a hardship because of the current advanced stage of the annual update process with respect to the existing portfolios in the portfolio complex. Registrant will incorporate the recommended change as part of the annual update of its Registration Statement next year.

EDGAR Operations Branch

April 18, 2012

9.	Comment:	Please use the caption required by Item 8 for the section discussing payments to affiliates. Revise the disclosure to address how the conflict created by affiliation and payments for the sale of the Portfolio may influence the recommendation of the Portfolio over other funds by broker-dealers or financial advisers.

	Response:	Because the Portfolios are sold only in connection with variable annuity or insurance products, the Registrant has modified the disclosure required by Item 8, as expressly allowed by that Item, to provide comparable information relevant to the Portfolios. Based on the modified disclosure, the current caption provides a more appropriate description of the actual conflict. No change has been made, but Registrant will incorporate the recommended change as part of the annual update of its Registration Statement next year.

10.	Comment:	Given that these are all new portfolios, please reconcile the disclosure in the second paragraph of the section The Adviser with the values shown in the fee table, which appear to take into account reaching the first breakpoint. If there is no change to the disclosure, explain the basis for reaching the first breakpoint.

	Response:	The values shown in the fee tables are based on the Registrant’s estimate of each Portfolio’s assets in the first year of operations. Estimated assets are based on prior sales of similar products issued by the Registrant.

11.	Comment:	SAI – Please revise the table of the compensation paid to Trustees to conform to the format set forth in Item 17(c) of Form N-1A (i.e., same columns and column captions).

	Response:	The Trustee compensation table has been revised as requested. A footnote has been added to the Trustee compensation table that no Trustees receive pension or retirement benefits, so the columns related thereto have not been added.

12.	Comment:	SAI - In lieu of the disclosure under subcaption The Subadvisers, please disclose the actual method used to calculate subadvisory fees as provided in Item 19(a)(3).

	Response:	The Registrant has provided subadvisory fee schedules for the subadvisers on page 67 of the SAI in the enclosed registration statement.

13.	Comment:	SAI - Under Disclosure of Portfolio Holdings, clarify whether employees who receive the information, in addition to having a duty of loyalty, also have a duty not to trade on non-public information that they receive. The staff expects that they have the same duty as vendors that regularly receive non-public disclosure.

EDGAR Operations Branch

April 18, 2012

Response:	Disclosure has been added to the SAI to clarify that employees who receive the information have a duty not to trade on any non-public information received, and that before agreeing to disclose a portfolio’s holdings, MetLife Advisers, LLC will execute a non-disclosure agreement containing no-trade provisions with the other person or entity receiving the non-public portfolio holdings information.

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The Registrant acknowledges that:

1.	should the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

2.	the action of the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	the Registrant may not assert this action as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

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If you have any questions, please feel free to call me at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop
Arie Heijkoop

cc:	Andrew L. Gangolf, Esq.

David C. Mahaffey, Esq.